Subsequent Events - Schedule of Allocation of Transaction Price to the Fair Value of Identifiable Assets Acquired and Liabilities Assumed (DetailS) - USD ($) $ in Millions	Oct. 31, 2021	Aug. 30, 2021	Aug. 09, 2021	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Allocation of transaction price
Goodwill	$ 1,515.4			$ 1,452.7	$ 1,362.3	$ 1,307.1
Pacific Pipe
Allocation of transaction price
Cash			$ 1.7
Accounts receivable			8.9
Inventories			16.9
Intangible assets			46.7
Goodwill			43.0
Operating lease right-of-use assets			16.9
Other assets, current and non-current			6.1
Total assets acquired			140.2
Accounts payable			6.0
Deferred tax liability			11.7
Operating lease liabilities			16.9
Other liabilities, current and non-current			0.1
Net assets acquired			105.5
L&M
Allocation of transaction price
Accounts receivable		$ 7.1
Inventories		16.2
Intangible assets		19.0
Goodwill		17.8
Operating lease right-of-use assets		2.4
Other assets, current and non-current		4.3
Total assets acquired		66.8
Accounts payable		2.0
Operating lease liabilities		2.4
Net assets acquired		62.4
Subsequent Event [Member] | Pacific Pipe
Allocation of transaction price
Cash			1.7
Accounts receivable			8.9
Inventories			16.9
Intangible assets			46.7
Goodwill			43.0
Operating lease right-of-use assets			16.9
Other assets, current and non-current			6.1
Total assets acquired			140.2
Accounts payable			6.0
Deferred tax liability			11.7
Operating lease liabilities			16.9
Other liabilities, current and non-current			0.1
Net assets acquired			$ 105.5
Subsequent Event [Member] | L&M
Allocation of transaction price
Accounts receivable		7.1
Inventories		16.2
Intangible assets		19.0
Goodwill		17.8
Operating lease right-of-use assets		2.4
Other assets, current and non-current		4.3
Total assets acquired		66.8
Accounts payable		2.0
Operating lease liabilities		2.4
Net assets acquired		$ 62.4